PROFIT (LOSS) PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit (Loss) for the period attributed to holders of ordinary shares	$ (10,117)	$ 11,652	$ (8,837)	$ 18,808
Weighted average of number of ordinary shares in issue	37,575	36,913	37,434	36,814
Basic profit (Loss) per ordinary share	$ (0.269)	$ 0.316	$ (0.236)	$ 0.511